Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Trade Accounts Receivable, Net

Trade accounts receivable, net consisted of the following:

	December 31,	December 31,
	2020	2019
Trade accounts receivable	1,481	1,396
Current expected credit losses allowance ("CECLA")*	(16)	(16)
Total	1,465	1,380

Schedule of Changes in Reported CECLA

On that basis, the changes in reported CECLA for the year ended December 31, 2020 are presented below:

Allowance for doubtful accounts as at December 31, 2019 (under prior ASC 326)	(16)
Amount recognized through opening retained earnings upon new ASC 326	—
CECLA as at January 1, 2020 (under new ASC 326)	(16)
Current-period adjustment to CECLA	—
CECLA as at December 31, 2020	(16)